Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenue	$ 490,472	$ 213,216
Royalty interests [Member]
Statements Line Items
Revenue	92,110	74,041
Stream interests [Member]
Statements Line Items
Revenue	35,457	19,751
Offtake interests [Member]
Statements Line Items
Revenue	$ 362,905	$ 119,424